Document and Entity Information	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity Registrant Name	CalciMedica, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39538
Entity Tax Identification Number	45-2120079
Entity Address Address Line 1	505 Coast Boulevard South, Suite 307
Entity Address City Or Town	La Jolla
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92037
City Area Code	858
Local Phone Number	952-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001, par value per share
Trading Symbol	CALC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001534133
Amendment Flag	false